Schedule of Investments (unaudited)
September 30, 2025
 BrandywineGLOBAL — Global Opportunities Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government & Agency Obligations — 41.9%
U.S. Government Obligations — 41.9%
U.S. Treasury Bonds	4.750%	5/15/55	15,020,000	$15,071,631
U.S. Treasury Bonds	4.750%	8/15/55	155,120,000	155,677,462
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.098%)	3.996%	1/31/27	108,090,000	107,965,634 (a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.160%)	4.058%	4/30/27	129,470,000	129,408,230 (a)
U.S. Treasury Notes (3 mo. U.S. Treasury Money Market Yield + 0.159%)	4.057%	7/31/27	129,450,000	129,359,072 (a)

Total U.S. Government & Agency Obligations (Cost — $537,464,429)				537,482,029
Sovereign Bonds — 35.1%
Brazil — 5.0%

Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/35	417,780,000 BRL	64,252,146
France — 2.7%

French Republic Government Bond OAT	3.250%	5/25/55	35,300,000 EUR	33,963,164 (b)
Hungary — 0.5%

Hungary Government Bond	7.000%	10/24/35	2,104,000,000 HUF	6,397,124
Mexico — 6.9%
Mexican Bonos, Bonds	8.000%	11/7/47	249,600,000 MXN	11,976,140
Mexican Bonos, Bonds	8.000%	7/31/53	1,611,900,000 MXN	76,687,874
Total Mexico				88,664,014
United Kingdom — 20.0%
United Kingdom Gilt, Bonds	4.250%	7/31/34	98,510,000 GBP	128,817,722 (b)
United Kingdom Gilt, Bonds	1.250%	7/31/51	99,760,000 GBP	56,023,176 (b)
United Kingdom Gilt, Bonds	4.375%	7/31/54	63,630,000 GBP	71,619,325 (b)
Total United Kingdom				256,460,223

Total Sovereign Bonds (Cost — $446,388,603)				449,736,671
Mortgage-Backed Securities — 15.0%
GNMA — 15.0%
Government National Mortgage Association (GNMA) II (Cost — $189,763,955)	6.000%	10/20/53- 12/20/54	188,068,747	192,038,999

Corporate Bonds & Notes — 3.1%
Consumer Discretionary — 1.7%
Automobiles — 1.7%
General Motors Financial Co. Inc., Senior Notes	5.400%	4/6/26	11,600,000	11,665,849
Toyota Motor Credit Corp., Senior Notes	4.450%	5/18/26	10,710,000	10,744,144

Total Consumer Discretionary				22,409,993
Energy — 0.5%
Oil, Gas & Consumable Fuels — 0.5%
Petroleos Mexicanos, Senior Notes	6.950%	1/28/60	7,240,000	5,959,497

Financials — 0.9%
Banks — 0.9%
Toronto-Dominion Bank, Senior Notes	4.568%	12/17/26	11,520,000	11,586,167

Total Corporate Bonds & Notes (Cost — $38,289,506)				39,955,657
Total Investments before Short-Term Investments (Cost — $1,211,906,493)				1,219,213,356

Short-Term Investments — 4.4%
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
September 30, 2025
 BrandywineGLOBAL — Global Opportunities Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate		Face Amount†	Value
Sovereign Bonds — 3.1%
Egypt Treasury Bills	20.925%	10/14/25	1,050,000,000 EGP	$21,784,237 (c)
Egypt Treasury Bills	28.289%	2/3/26	959,000,000 EGP	18,390,294 (c)

Total Sovereign Bonds (Cost — $38,470,262)				40,174,531
			Shares
Money Market Funds — 1.3%
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares (Cost — $15,892,159)	4.013%		15,892,159	15,892,159 (d)(e)

Total Short-Term Investments (Cost — $54,362,421)				56,066,690
Total Investments — 99.5% (Cost — $1,266,268,914)				1,275,280,046
Other Assets in Excess of Liabilities — 0.5%				6,353,467
Total Net Assets — 100.0%				$1,281,633,513

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Trustees.

(c)	Rate shown represents yield-to-maturity.
(d)	Rate shown is one-day yield as of the end of the reporting period.
(e)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2025, the total market value of investments in Affiliated Companies was $15,892,159 and the cost was $15,892,159 (Note 2).

Abbreviation(s) used in this schedule:
BRL	—	Brazilian Real
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
HUF	—	Hungarian Forint
MXN	—	Mexican Peso
OAT	—	Obligations Assimilables du Trésor (French Treasury Bonds)
At September 30, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	19,797,254	CAD	27,180,000	Barclays Bank PLC	10/28/25	$239,282
CAD	51,430,000	USD	37,311,917	Citibank N.A.	10/28/25	(304,319)
CAD	82,050,000	USD	59,905,159	Citibank N.A.	10/28/25	(864,261)
CAD	91,420,000	USD	67,126,808	Citibank N.A.	10/28/25	(1,343,518)
USD	18,191,336	CAD	25,250,000	Morgan Stanley & Co. Inc.	10/28/25	22,138
USD	81,623,946	MXN	1,530,600,000	Citibank N.A.	10/29/25	(1,689,655)
EUR	32,350,000	USD	38,124,989	JPMorgan Chase & Co.	11/5/25	(60,456)
EUR	127,880,000	USD	147,624,762	JPMorgan Chase & Co.	11/5/25	2,844,868
USD	2,325,602	EUR	1,970,000	JPMorgan Chase & Co.	11/5/25	7,607
USD	4,138,297	EUR	3,500,000	JPMorgan Chase & Co.	11/5/25	20,032
USD	5,979,614	EUR	5,150,000	JPMorgan Chase & Co.	11/5/25	(80,119)
USD	34,536,917	EUR	29,370,000	JPMorgan Chase & Co.	11/5/25	(21,208)
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Quarterly Report

 BrandywineGLOBAL — Global Opportunities Bond Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	63,596,748	EUR	54,410,000	JPMorgan Chase & Co.	11/5/25	$(424,620)
USD	120,177,171	EUR	102,330,000	JPMorgan Chase & Co.	11/5/25	(229,126)
EUR	54,030,000	USD	63,546,304	Morgan Stanley & Co. Inc.	11/5/25	27,938
USD	20,949,820	ZAR	381,800,000	HSBC Securities Inc.	11/7/25	(1,098,368)
ZAR	26,800,000	USD	1,489,050	HSBC Securities Inc.	11/7/25	58,596
ZAR	51,900,000	USD	2,902,100	HSBC Securities Inc.	11/7/25	95,021
ZAR	113,400,000	USD	6,277,714	HSBC Securities Inc.	11/7/25	270,910
ZAR	189,700,000	USD	10,603,749	HSBC Securities Inc.	11/7/25	351,048
KRW	66,580,000,000	USD	48,262,114	Citibank N.A.	11/12/25	(709,048)
KRW	82,920,000,000	USD	59,969,625	Citibank N.A.	11/12/25	(746,130)
KRW	89,440,000,000	USD	65,184,278	Citibank N.A.	11/12/25	(1,304,039)
USD	18,181,170	KRW	25,490,000,000	Citibank N.A.	11/12/25	(24,413)
USD	20,431,864	KRW	28,150,000,000	Citibank N.A.	11/12/25	326,444
CLP	36,880,000,000	USD	38,704,532	HSBC Securities Inc.	11/12/25	(340,775)
CNH	266,580,000	USD	37,710,600	JPMorgan Chase & Co.	12/5/25	(138,282)
USD	37,374,346	CNH	266,580,000	JPMorgan Chase & Co.	12/5/25	(197,971)
SEK	602,400,000	USD	63,939,203	JPMorgan Chase & Co.	12/12/25	340,033
USD	31,568,346	SEK	291,200,000	JPMorgan Chase & Co.	12/12/25	495,781
USD	33,477,484	SEK	311,200,000	JPMorgan Chase & Co.	12/12/25	270,814
AUD	118,100,000	USD	77,908,799	Morgan Stanley & Co. Inc.	12/12/25	306,472
USD	62,710,409	AUD	95,750,000	Morgan Stanley & Co. Inc.	12/12/25	(702,903)
INR	2,096,700,000	USD	23,848,087	HSBC Securities Inc.	12/17/25	(340,431)
INR	3,342,300,000	USD	37,872,873	HSBC Securities Inc.	12/17/25	(399,873)
JPY	45,960,000,000	USD	314,188,739	Citibank N.A.	1/16/26	4,649
USD	254,980,208	GBP	189,790,000	HSBC Securities Inc.	1/16/26	(255,380)
CLP	36,910,000,000	USD	38,918,178	HSBC Securities Inc.	1/22/26	(539,175)
EGP	137,400,000	USD	2,540,681	Morgan Stanley & Co. Inc.	6/2/26	50,715
EGP	307,100,000	USD	5,684,721	Morgan Stanley & Co. Inc.	6/2/26	107,256
EGP	412,100,000	USD	7,625,409	Morgan Stanley & Co. Inc.	6/2/26	146,891
EGP	494,200,000	USD	9,101,289	Morgan Stanley & Co. Inc.	6/2/26	219,437
Net unrealized depreciation on open forward foreign currency contracts						$(5,608,138)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CLP	—	Chilean Peso
CNH	—	Chinese Offshore Yuan
EGP	—	Egyptian Pound
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	South Korean Won
MXN	—	Mexican Peso
SEK	—	Swedish Krona
USD	—	United States Dollar
ZAR	—	South African Rand
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
BrandywineGLOBAL — Global Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$537,482,029	—	$537,482,029
Sovereign Bonds	—	449,736,671	—	449,736,671
Mortgage-Backed Securities	—	192,038,999	—	192,038,999
Corporate Bonds & Notes	—	39,955,657	—	39,955,657
Total Long-Term Investments	—	1,219,213,356	—	1,219,213,356
Short-Term Investments†:
Sovereign Bonds	—	40,174,531	—	40,174,531
Money Market Funds	$15,892,159	—	—	15,892,159
Total Short-Term Investments	15,892,159	40,174,531	—	56,066,690
Total Investments	$15,892,159	$1,259,387,887	—	$1,275,280,046
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$6,205,932	—	$6,205,932
Total	$15,892,159	$1,265,593,819	—	$1,281,485,978
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$11,814,070	—	$11,814,070

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2025. The following transactions were effected in such company for the period ended September 30, 2025.

	Affiliate Value at December 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$34,180,500	$819,415,744	819,415,744	$837,704,085	837,704,085

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$1,082,067	—	$15,892,159

BrandywineGLOBAL — Global Opportunities Bond Fund 2025 Quarterly Report